FIXED ASSETS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
FIXED ASSETS
Depreciation expenses					$ 346,000	$ 100,000
Consideration fixed assets acquired based relative fair value	$ 218,000	$ 18,000	$ 830,000	$ 38,000